Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Obligations by Remaining Contractual Maturity and Class of Collateral Pledged) (Detail) - JPY (¥)
¥ in Billions
	Sep. 30, 2024	Mar. 31, 2024
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	¥ 40,289	¥ 37,771
Payables under securities lending transactions	662	1,092
Obligations to return securities received as collateral	6,335	7,223
Total	47,286	46,086
Overnight and open
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	14,561	8,846
Payables under securities lending transactions	644	1,015
Obligations to return securities received as collateral	5,869	6,076
Total	21,074	15,937
30 days or less
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	18,317	20,010
Payables under securities lending transactions	0	1
Obligations to return securities received as collateral	85	610
Total	18,402	20,621
31-90 days
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	3,370	7,209
Payables under securities lending transactions	0	0
Obligations to return securities received as collateral	98	135
Total	3,468	7,344
Over 90 days
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	4,041	1,706
Payables under securities lending transactions	18	76
Obligations to return securities received as collateral	283	402
Total	¥ 4,342	¥ 2,184